Property and Equipment Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 64	$ 54
Gross value of fully depreciated assets disposed of	117
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	14	10
Research and development-related [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 50	$ 44